ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of AOCI (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 5,068	$ 6,121	$ 5,068
Reclassification of certain tax effects	0
Ending balance	5,391	5,925	5,489
Other comprehensive income (loss) allocated to noncontrolling interests		(2)	(2)
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(22)	(54)	(22)
Other comprehensive income (loss), before reclassifications		47	(54)
Amounts reclassified from other comprehensive income		10	37
Other comprehensive income (loss)		57	(17)
Reclassification of certain tax effects			0
Ending balance		3	(39)
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(473)	(650)	(473)
Other comprehensive income (loss), before reclassifications		32	20
Amounts reclassified from other comprehensive income		(59)	(34)
Other comprehensive income (loss)		(27)	(14)
Reclassification of certain tax effects			(65)
Ending balance		(677)	(552)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,216)	(1,145)	(1,216)
Other comprehensive income (loss), before reclassifications		(474)	77
Amounts reclassified from other comprehensive income		0	0
Other comprehensive income (loss)		(474)	77
Reclassification of certain tax effects			0
Ending balance		(1,619)	(1,139)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(148)	(153)	(148)
Other comprehensive income (loss), before reclassifications		(14)	(2)
Amounts reclassified from other comprehensive income		0	0
Other comprehensive income (loss)		(14)	(2)
Reclassification of certain tax effects			0
Ending balance		(167)	(150)
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,859)	(2,002)	(1,859)
Other comprehensive income (loss), before reclassifications		(409)	41
Amounts reclassified from other comprehensive income		(49)	3
Other comprehensive income (loss)		(458)	44
Reclassification of certain tax effects	(65)		(65)
Ending balance	$ (1,877)	$ (2,460)	$ (1,880)